UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Peloton Partners LLP
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Address:   17 Broadwick Street
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           London, United Kingdom  W1F ODJ
           --------------------------------------------------

Form 13F File Number:     [New Filer]
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Geoffrey Grant
           --------------------------------------------------
Title:     Chief Investment Officer
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Phone:     44-207-317-9500
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Geoffrey Grant          London, United Kingdom       02/12/07
   ------------------------   -----------------------       ----------

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        212,555
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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NAME OF                        TITLE                  VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER
ISSUER                       OF CLASS       CUSIP   (X $1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS       SOLE     SHARED NONE

ASTORIA FINL CORP            COM          046265104   3727     122,348    Sh         SOLE                  122,348      0    0

ASSURANT INC                 COM          04621X108   3785      68,191    Sh         SOLE                   68,191      0    0

BEAR STEARNS COS INC         COM          73902108    6808      41,479    Sh         SOLE                   41,479      0    0

BOYD GAMING CORP             COM          103304101   1443      31,800    Sh         SOLE                   31,800      0    0

CADIZ INC                    COM NEW      127537207   24845   1,134,478   Sh         SOLE                 1,134,478     0    0

FORD MTR CO DEL              COM PAR$0.01 345370860   6412     852,600    Sh         SOLE                  852,600      0    0

FIELDSTONE INVT CORP         COM          31659U300   2215     501,222    Sh         SOLE                  501,222      0    0

FOMENTO ECONOMICO            SPONSORED
MEXICANO S                   ADR          344419106   4338      37,500    Sh         SOLE                   37,500      0    0

GAMETECH INTERNATIONAL INC   COM          36466D102    161      13,400    Sh         SOLE                   13,400      0    0

GOLDMAN SACHS GROUP INC      COM          38141G104   9849      48,800    Sh         SOLE                   48,800      0    0

GATEWAY INC                  COM          367626108    903     443,100    Sh         SOLE                  443,100      0    0

HELIX ENERGY SOLUTIONS
GRP I                        COM          42330P107   2058      65,800    Sh         SOLE                   65,800      0    0

JACUZZI BRANDS INC           COM          469865109   3191     256,300    Sh         SOLE                  256,300      0    0

MIDAS GROUP INC              COM          595626102   1549      66,400    Sh         SOLE                   66,400      0    0

MORGAN STANLEY               COM NEW      617446448   3116      38,094    Sh         SOLE                   38,094      0    0

PINNACLE AIRL CORP           COM          723443107    509      49,000    Sh         SOLE                   49,000      0    0

PORTLAND GEN ELEC CO         COM NEW      736508847    917      33,634    Sh         SOLE                   33,634      0    0

SEMICONDUCTOR HLDRS TR       DEP RCPT     816636203   2200      65,000    Sh         SOLE                   65,000      0    0

YAHOO INC                    COM          984332106   1142      40,000    Sh         SOLE                   40,000      0    0
                                                                              CALL
FORD MTR CO DEL              CALL         345370900    200     200,000   PRN         SOLE                  200,000      0    0

AMERICREDIT CORP             COM          03060R101   10000     10,000   PRN         SOLE                   10,000      0    0

                             NOTE 1.500%
ALLERGAN INC                 4/0          018490AL6   7500      7,500    PRN         SOLE                   7,500       0    0

CADIZ INC                    COM NEW      127537207   32737   32,737,500 PRN         SOLE                 32,737,500    0    0

FORD MTR CO DEL              COM PAR$0.01 345370860   40000   40,000,000 PRN         SOLE                 40,000,000    0    0

MILLICOM INTL CELLULAR S A   SHS NEW      L6388F110   15000   15,000,000 PRN         SOLE                 15,000,000    0    0

                             DBCV
OMNICARE INC                 3.250%12/1   681904AL2   15000   15,000,000 PRN         SOLE                 15,000,000    0    0

                             NOTE 3.250%
PINNACLE AIRL CORP           2/1          723443AB3   12950   12,950,000 PRN         SOLE                 12,950,000    0    0

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